Share-Based Payments (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Share-based payments [Line Items]
Number of options granted (in Shares)
Expected dividends
Share-based payment expense	€ 1,100	€ 1,200	3,600	€ 3,100
Operations and comprehensive loss			€ 356
Share Options Exercised [Member]
Share-based payments [Line Items]
Expected dividends
Executive Management [Member]
Share-based payments [Line Items]
Number of options granted (in Shares)	2,452,000	2,275,000	2,452,000	2,275,000
Board of Directors [Member]
Share-based payments [Line Items]
Number of options granted (in Shares)	1,700,000	1,615,000	1,700,000	1,615,000